Leases and Restricted Cash - Capital Lease Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital Leased Assets [Line Items]
Less: current portion	$ (7,227)	$ 0
Long-term obligations related to capital leases	141,681	$ 0
Suezmax Tankers
Capital Leased Assets [Line Items]
Total obligations related to capital leases	148,908
Less: current portion	(7,227)
Long-term obligations related to capital leases	$ 141,681